Document and Entity Information	Sep. 10, 2021
Cover [Abstract]
Entity Registrant Name	RESMED INC
Entity Incorporation State Country Code	DE
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0000943819
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Sep. 10, 2021
Entity File Number	001-15317
Entity Tax Identification Number	98-0152841
Entity Address, Address Line One	9001 Spectrum Center Boulevard
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	(858)
Local Phone Number	836-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.004 par value per share
Trading Symbol	RMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false